Preferred shares issued by subsidiaries (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Preferred shares issued by subsidiaries
Conversion ratio		1	1
Change in level 3 instrument of financial liability
Balance as of beginning		¥ 45,191,352		¥ 44,677,404
Balance as of ending		¥ 59,381,313		45,191,352		¥ 44,677,404
Xiaoju Technology Holdings (CAY) Co.
Preferred shares issued by subsidiaries
Aggregate cash consideration | $			$ 270,000
Threshold voting power held by holders for automatic conversion		50.00%	50.00%
Preferred shares issued by subsidiaries
Preferred shares issued by subsidiaries
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities		¥ (486,225)		768,489		150,500
Preferred shares issued by subsidiaries | Voyager Group Inc.
Preferred shares issued by subsidiaries
Conversion ratio		1	1
Dividends, percentage on original issuance price		8.00%	8.00%
Amount of dividends declared on preferred shares and ordinary shares | $			$ 0		$ 0		$ 0
Preferred shares issued by subsidiaries | Soda Technology Inc.
Preferred shares issued by subsidiaries
Conversion ratio		1	1
Dividends, percentage on original issuance price		8.00%	8.00%
Amount of dividends declared on preferred shares and ordinary shares		¥ 0		0		0
Preferred shares issued by subsidiaries | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Conversion ratio		1	1
Amount of dividends declared on preferred shares and ordinary shares | $			$ 0		0		$ 0
Preferred shares issued by subsidiaries | Xiaoju Technology Holdings (CAY) Co.
Preferred shares issued by subsidiaries
Conversion ratio		1	1
Amount of dividends declared on preferred shares and ordinary shares | $			$ 0
Series A and Series B preferred shares | Voyager Group Inc.
Preferred shares issued by subsidiaries
Aggregate cash consideration | $			$ 269,702		1,123,000
Series A and Series B preferred shares | Voyager Group Inc. | Softbank
Preferred shares issued by subsidiaries
Aggregate cash consideration | $					325,000
Series A and Series B preferred shares | Soda Technology Inc.
Preferred shares issued by subsidiaries
Aggregate cash consideration | $								$ 1,264,000	$ 1,264,000
Amount of preferred shares repurchased | $					249,459
Series A and Series A+ preferred shares | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Aggregate cash consideration | $								$ 1,340,000
Amount of preferred shares repurchased | $					$ 408,000
Minimum | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Percentage of preferred shares repurchased		50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | Voyager Group Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events		50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | Soda Technology Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events		50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events		50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | Xiaoju Technology Holdings (CAY) Co.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events		50.00%	50.00%
Maximum | Preferred shares issued by subsidiaries | Voyager Group Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power after deemed liquidation events		50.00%	50.00%
Maximum | Preferred shares issued by subsidiaries | Soda Technology Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power after deemed liquidation events		50.00%	50.00%
Issuance of financial liabilities | Soda Technology Inc.
Preferred shares issued by subsidiaries
Percentage of direct or indirect economic benefits ownership in major subsidiaries	100.00%
Financial liabilities measured at FVTPL | Level 3 | Preferred shares issued by subsidiaries
Change in level 3 instrument of financial liability
Balance as of beginning		¥ 10,961,493		13,846,145		7,588,985
Issuance of preferred shares		804,593		1,051,463
Repurchase of preferred shares		(85,485)		(4,687,082)
Changes in fair value though profit or loss		(226,103)		924,403		4,870,388
Changes in fair value though other comprehensive income attributable to changes in the credit risk		(539,128)		(365,216)		1,187,881
Currency translation difference		(236,677)		191,780		198,891
Balance as of ending		¥ 10,678,693		¥ 10,961,493		¥ 13,846,145